UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4260
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 05/31
Date of reporting period: 02/28

Portfolio of Investments
RiverSource Short Duration U.S. Government Fund
Feb. 28, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (89.4%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Government Obligations & Agencies (35.1%)
Federal Farm Credit Bank
04-19-12	1.35%	$3,425,000		$3,429,319
Federal Home Loan Banks
05-20-11	2.63	2,565,000		2,629,482
12-28-11	1.00	14,550,000	(e)	14,596,287
12-30-11	1.25	5,900,000		5,899,587
01-12-12	1.40	2,875,000		2,877,734
01-27-12	1.50	6,675,000		6,684,859
02-01-12	1.25	6,085,000		6,085,000
02-24-12	1.30	2,625,000		2,626,399
02-24-12	1.38	6,600,000		6,603,538
09-28-12	0.66	4,325,000	(i)	4,336,154
10-18-13	3.63	2,000,000		2,121,860
11-17-17	5.00	500,000	(e)	550,957
Federal Home Loan Mtge Corp
06-15-11	6.00	500,000		535,316
01-19-12	1.50	8,865,000		8,876,276
03-23-12	2.13	3,105,000	(e)	3,180,728
04-19-12	1.50	8,290,000		8,300,053
08-20-12	5.50	2,610,000	(e)	2,884,504
08-24-12	2.25	6,705,000		6,756,930
12-28-12	0.50	10,555,000	(i)	10,554,187
07-15-14	5.00	900,000	(e)	1,003,289
12-10-15	4.20	14,000,000		14,140,252
06-13-18	4.88	5,405,000		5,885,274
Federal Natl Mtge Assn
06-09-10	3.26	580,000		584,771
08-12-10	3.25	870,000		882,036
03-02-11	2.00	12,935,000		12,935,673
04-15-11	2.13	7,700,000		7,714,076
04-29-11	0.38	3,121,000	(i)	3,120,985
07-19-12	1.00	8,865,000	(i)	8,878,932
10-29-12	1.88	15,000,000		15,091,913
11-19-12	4.75	730,000		795,626
04-09-13	3.25	14,350,000	(e)	15,053,034
07-17-13	4.38	5,020,000		5,454,491
03-13-14	2.75	7,500,000		7,698,878
02-13-17	5.00	2,500,000		2,763,928
Private Export Funding
U.S. Govt Guaranty
10-15-14	3.05	5,675,000		5,800,078
U.S. Treasury
07-31-11	1.00	3,250,000		3,273,741
06-15-12	1.88	6,690,000	(e)	6,830,075
02-15-13	1.38	9,785,000		9,800,289
02-28-15	2.38	2,135,000	(g)	2,144,007

	Coupon	Principal
Issuer	rate	amount		Value(a)
11-15-16	4.63	1,000,000	(e)	1,105,859
02-15-20	3.63	4,400,000		4,411,687
U.S. Treasury Inflation-Indexed Bond
04-15-10	0.88	530,156	(h)	532,558
01-15-15	1.63	1,097,225	(h)	1,152,101
07-15-15	1.88	3,392,364	(h)	3,610,519

Total				240,193,242

Asset-Backed (5.0%)
Access Group
Series 2005-1 Cl A1
06-22-18	0.33	2,127,804	(i)	2,123,388
Countrywide Asset-Backed Ctfs
Series 2006-22 Cl 2A1 (MGIC)
05-25-47	0.28	1,856,312	(b,i)	1,800,439
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB7 Cl A3
10-25-36	0.34	2,000,000	(i)	1,863,020
Morgan Stanley Capital I
Series 2005-WMC5 Cl M2
06-25-35	0.71	3,977,579	(i)	3,896,020
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-10 Cl 7A1
03-26-37	0.33	2,641,280	(d,i)	2,535,629
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-13 Cl 8A1
06-26-37	0.98	7,526,244	(d,i)	7,225,194
Small Business Administration
Series 2002-P10B Cl 1
08-10-12	5.20	233,478		245,496
Soundview Home Equity Loan Trust
Series 2005-B Cl M1
05-25-35	6.14	371,902	(i)	371,486
Specialty Underwriting & Residential Finance
Series 2005-BC3 Cl M1
06-25-36	0.68	4,500,000	(i)	4,108,952
Target Credit Card Master Trust
Series 2005-1 Cl A
10-27-14	0.29	10,250,000	(i)	10,159,970

Total				34,329,594

Commercial Mortgage-Backed (2.7%)(f)
Bear Stearns Commercial Mtge Securities
Series 2004-PWR6 Cl A4
11-11-41	4.52	1,575,000		1,590,658
Federal Home Loan Mtge Corp
Multifamily Structured Pass-Through Ctfs
Series K001 Cl A2
04-25-16	5.65	4,776,167		5,312,097
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2009-114 Cl A
12-16-38	3.10	7,422,866		7,529,533
JPMorgan Chase Commercial Mtge Securities
Series 2004-CBX Cl A3
01-12-37	4.18	4,186,037		4,182,779

Total				18,615,067

	Coupon	Principal
Issuer	rate	amount		Value(a)
Residential Mortgage-Backed (46.6%)(f,l)
Ameriquest Mtge Securities
Series 2005-R6 Cl A2
08-25-35	0.43	1,872,140	(i)	1,674,352
Asset Backed Securities Home Equity
Series 2005-HE2 Cl M1
02-25-35	0.68	1,909,684	(i)	1,711,595
Banc of America Funding
Collateralized Mtge Obligation
Series 2009-R14A Cl 1A1
09-26-37	1.33	4,603,739	(d,i)	4,431,099
Bear Stearns Asset Backed Securities Trust
Series 2006-HE9 Cl 1A1
11-25-36	0.28	896,066	(i)	821,141
Carrington Mtge Loan Trust
Series 2006-RFC1 Cl A2
05-25-36	0.33	3,528,466	(i)	3,422,616
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR9 Cl 1A1
11-25-36	0.30	274,663	(i)	253,132
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-7 Cl 4A2
09-25-35	3.97	5,600,980	(d,i)	777,136
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-OA11 Cl A3B1
09-25-46	0.41	1,613,804	(i)	1,305,785
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH3 Cl A3
09-25-47	0.73	3,474,410	(i)	409,643
Countrywide Asset-Backed Ctfs
Series 2005-SD1 Cl A1C
05-25-35	0.62	2,199,179	(d,i)	2,090,350
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	3,542,472	(d)	3,287,398
Credit Suisse First Boston Mtge Securities
Collateralized Mtge Obligation
Series 2003-1 Cl 1A1
02-25-33	7.00	970,255		1,002,851
Credit Suisse Mtge Capital Ctfs
Collateralized Mtge Obligation
Series 2009-12R Cl 14A1
11-27-35	5.50	7,753,828	(d)	7,706,773
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Cl A22
07-25-36	0.32	2,301,909	(i)	2,253,823
Federal Home Loan Mtge Corp
03-01-25	4.50	3,000,000	(g)	3,122,343
Federal Home Loan Mtge Corp #1G2547
12-01-36	6.10	1,159,363	(i)	1,216,146

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp #1G2598
01-01-37	6.08	1,691,348	(i)	1,760,519
Federal Home Loan Mtge Corp #1J0614
09-01-37	5.66	2,303,402	(i)	2,430,457
Federal Home Loan Mtge Corp #1Q0140
08-01-36	6.11	666,384	(i)	690,655
Federal Home Loan Mtge Corp #A18107
01-01-34	5.50	2,233,932		2,369,389
Federal Home Loan Mtge Corp #B10459
10-01-18	5.50	738,012		795,127
Federal Home Loan Mtge Corp #C00351
07-01-24	8.00	186,546		214,773
Federal Home Loan Mtge Corp #C00385
01-01-25	9.00	321,495		362,596
Federal Home Loan Mtge Corp #C80329
08-01-25	8.00	60,392		69,548
Federal Home Loan Mtge Corp #E00398
10-01-10	7.00	48,951		50,006
Federal Home Loan Mtge Corp #E81240
06-01-15	7.50	2,071,251		2,236,394
Federal Home Loan Mtge Corp #E90650
07-01-12	5.50	54,101		56,139
Federal Home Loan Mtge Corp #E92454
11-01-17	5.00	1,811,657		1,930,966
Federal Home Loan Mtge Corp #E96624
05-01-18	5.00	951,779		1,013,865
Federal Home Loan Mtge Corp #G00363
06-01-25	8.00	237,548		273,559
Federal Home Loan Mtge Corp #G00501
05-01-26	9.00	415,813		480,955
Federal Home Loan Mtge Corp #G04710
09-01-38	6.00	1,465,164		1,569,540
Federal Home Loan Mtge Corp #G10669
03-01-12	7.50	486,107		515,547
Federal Home Loan Mtge Corp #G11243
04-01-17	6.50	8,385,354		9,086,291
Federal Home Loan Mtge Corp #G12100
11-01-13	5.00	1,638,031		1,695,622
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 11 Cl B
01-01-20	7.79	5,850	(j)	1,450
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2471 Cl SI
03-15-32	20.43	1,046,596	(j)	151,841
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3430 Cl IA
07-15-12	1.91	7,348,041	(j)	98,861
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3447 Cl AI
03-15-12	32.56	3,680,373	(j)	48,907

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3455 Cl AI
12-15-13	0.34	23,404,620	(j)	591,250
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3517 Cl JI
12-15-12	15.52	2,226,395	(j)	30,222
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3578
04-15-12	15.97	40,017,971	(j)	728,415
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3600 Cl DI
01-15-13	7.92	36,112,525	(j)	992,694
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3630 Cl AI
03-15-17	0.00	13,695,000	(j)	676,191
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2617 Cl HD
06-15-16	7.00	2,984,727		3,132,198
Federal Home Loan Mtge Corp
Multifamily Structured Pass-Through Ctfs
Series K003 Cl A1
07-25-13	2.23	4,803,423		4,879,932
Federal Natl Mtge Assn
05-01-40	6.00	15,000,000	(g)	15,916,410
05-01-40	6.50	5,500,000	(g)	5,885,000
Federal Natl Mtge Assn #125032
11-01-21	8.00	88,753	(o)	101,310
Federal Natl Mtge Assn #190129
11-01-23	6.00	675,819		721,041
Federal Natl Mtge Assn #190988
06-01-24	9.00	157,085		172,107
Federal Natl Mtge Assn #254384
06-01-17	7.00	202,116		221,722
Federal Natl Mtge Assn #254454
08-01-17	7.00	400,041		438,847
Federal Natl Mtge Assn #254723
05-01-23	5.50	5,791,170		6,146,748
Federal Natl Mtge Assn #255501
09-01-14	6.00	377,463		399,252
Federal Natl Mtge Assn #256901
09-01-37	6.50	1,598,329		1,698,796
Federal Natl Mtge Assn #303885
05-01-26	7.50	295,854		332,220
Federal Natl Mtge Assn #313007
07-01-11	7.50	38,597		39,381
Federal Natl Mtge Assn #336512
02-01-26	6.00	40,720		43,561

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #357485
02-01-34	5.50	8,770,739	(o)	9,284,747
Federal Natl Mtge Assn #407327
01-01-14	5.50	195,226		209,724
Federal Natl Mtge Assn #456374
12-01-13	5.50	341,314		366,661
Federal Natl Mtge Assn #508402
08-01-14	6.50	192,522		208,785
Federal Natl Mtge Assn #545818
07-01-17	6.00	8,259,686		8,954,889
Federal Natl Mtge Assn #545864
08-01-17	5.50	7,098,855		7,667,183
Federal Natl Mtge Assn #545910
08-01-17	6.00	1,288,889		1,397,601
Federal Natl Mtge Assn #555063
11-01-17	5.50	5,426,955		5,857,508
Federal Natl Mtge Assn #555367
03-01-33	6.00	6,548,961		7,043,495
Federal Natl Mtge Assn #579485
04-01-31	6.50	1,593,601		1,736,103
Federal Natl Mtge Assn #593829
12-01-28	7.00	1,229,255		1,364,851
Federal Natl Mtge Assn #601416
11-01-31	6.50	566,322		616,798
Federal Natl Mtge Assn #630993
09-01-31	7.50	1,826,185		2,053,748
Federal Natl Mtge Assn #648040
06-01-32	6.50	1,748,779		1,898,596
Federal Natl Mtge Assn #648349
06-01-17	6.00	4,741,217		5,141,893
Federal Natl Mtge Assn #651284
07-01-17	6.00	942,806		1,021,987
Federal Natl Mtge Assn #662866
11-01-17	6.00	926,643		1,002,445
Federal Natl Mtge Assn #665752
09-01-32	6.50	837,395		909,134
Federal Natl Mtge Assn #678940
02-01-18	5.50	1,470,599		1,585,834
Federal Natl Mtge Assn #686227
02-01-18	5.50	1,932,509		2,081,237
Federal Natl Mtge Assn #696837
04-01-18	5.50	2,206,785		2,380,706
Federal Natl Mtge Assn #704610
06-01-33	5.50	8,340,183	(o)	8,828,958
Federal Natl Mtge Assn #722325
07-01-33	4.95	4,034,969	(i)	4,272,860
Federal Natl Mtge Assn #725431
08-01-15	5.50	3,968,204		4,262,904
Federal Natl Mtge Assn #739243
09-01-33	6.00	2,338,222		2,544,431
Federal Natl Mtge Assn #739331
09-01-33	6.00	1,198,487		1,287,491
Federal Natl Mtge Assn #745392
12-01-20	4.50	759,095		800,450
Federal Natl Mtge Assn #791447
10-01-34	6.00	3,663,612		3,931,105
Federal Natl Mtge Assn #797046
07-01-34	5.50	2,391,533		2,529,073

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #799843
11-01-34	2.63	859,434	(i)	873,602
Federal Natl Mtge Assn #829597
08-01-35	4.73	1,033,233	(i)	1,078,067
Federal Natl Mtge Assn #832641
09-01-35	6.00	5,077,019		5,422,324
Federal Natl Mtge Assn #881886
04-01-36	5.36	631,519	(i)	661,322
Federal Natl Mtge Assn #883267
07-01-36	6.50	3,594,288		3,885,396
Federal Natl Mtge Assn #886764
08-01-36	6.00	534,645	(i)	559,988
Federal Natl Mtge Assn #887403
07-01-36	7.00	2,220,169		2,404,351
Federal Natl Mtge Assn #888989
06-01-37	5.93	3,737,838	(i)	3,913,148
Federal Natl Mtge Assn #895834
04-01-36	6.02	1,047,828	(i)	1,112,554
Federal Natl Mtge Assn #946609
09-01-37	5.78	785,357	(i)	819,341
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 163 Cl 2
07-25-22	20.00	371,899	(j)	64,367
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-18 Cl SE
02-25-32	32.60	2,017,391	(j)	257,024
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-26 Cl MI
03-25-23	15.70	1,037,091	(j)	126,240
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	0.00	2,845,008	(j)	472,270
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	5.34	1,526,613	(j)	173,517
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2008-40 Cl AI
08-25-12	1.00	9,298,772	(j)	170,619
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 36 Cl 2
08-01-18	12.10	3,288	(j)	676
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 379 Cl 2
05-01-37	12.40	2,700,000	(g,j)	468,281

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 397 Cl 2
09-25-39	0.00	1,429,697	(j)	308,837
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 400 Cl 2
11-25-39	0.00	2,758,252	(g,j)	675,987
11-25-39	0.00	7,197,407	(j)	1,763,927
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 70 Cl 2
01-15-20	20.00	147,119	(j)	35,849
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Principal Only
Series G-15 Cl A
06-25-21	2.49	18,996	(k)	17,485
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 2003-W11 Cl A1
06-25-33	3.96	98,997	(i)	99,245
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 2004-60 Cl PA
04-25-34	5.50	2,452,937		2,625,181
First Franklin Mtge Loan Asset-backed Ctfs
Series 2005-FFH3 Cl 2A3
09-25-35	0.64	309,777	(i)	305,000
First Franklin Mtge Loan Asset-backed Ctfs
Series 2006-FF18 Cl A2A
12-25-37	0.30	83,810	(i)	83,135
First Horizon Asset Securities
Collateralized Mtge Obligation
Series 2003-5 Cl 1A2
06-25-30	5.25	2,617,159		2,624,230
Govt Natl Mtge Assn #615740
08-15-13	6.00	392,784		423,161
Govt Natl Mtge Assn #648339
10-15-35	5.50	1,182,026		1,257,908
Govt Natl Mtge Assn #716007
08-15-39	6.00	3,897,705		4,162,454
Govt Natl Mtge Assn #781507
09-15-14	6.00	1,784,502		1,887,606
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2009-105 Cl A
12-16-50	3.46	7,126,386		7,249,102
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2009-63 Cl A
01-16-38	3.40	4,765,253		4,841,897

	Coupon	Principal
Issuer	rate	amount		Value(a)
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2009-71 Cl A
04-16-38	3.30	7,097,984		7,239,659
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2009-90 Cl AC
01-16-33	3.14	5,400,000		5,433,681
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2010-13 Cl A
08-16-22	2.46	4,850,000		4,922,750
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2010-18 Cl A
12-16-50	3.10	4,850,000		4,875,766
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2010-22 Cl AC
12-16-30	2.23	3,850,000		3,849,398
GSAA Trust
Series 2006-10 Cl AV1
06-25-36	0.31	196,862	(i)	185,441
GSAA Trust
Series 2006-15 Cl AV1
09-25-36	0.28	1,015,956	(i)	1,010,931
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2004-4 Cl 3A
06-19-34	0.98	262,183	(i)	173,929
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 1A1
06-26-47	0.37	52,851	(d,i)	51,810
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 2A1
05-26-48	0.32	5,364	(d,i)	5,254
Jefferies & Co
Collateralized Mtge Obligation
Series 2010-R1 Cl 2A1
11-26-36	0.41	1,266,162	(d,i)	1,196,919
Lehman XS Trust
Series 2006-16N Cl A1B
11-25-46	0.35	540,029	(i)	524,756
LVII Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-3 Cl A1
11-27-37	5.70	1,324,449	(d,i)	1,339,350
Morgan Stanley Capital I
Series 2006-WMC1 Cl A2B
12-25-35	0.43	1,908,803	(i)	1,742,342
Morgan Stanley Home Equity Loan Trust
Series 2006-2 Cl A3
02-25-36	0.40	1,178,534	(i)	1,059,216
RAAC Series
Series 2006-SP4 Cl A1
11-25-36	0.33	1,712,540	(i)	1,628,925

	Coupon	Principal
Issuer	rate	amount		Value(a)
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-10 Cl 4A1
07-26-36	0.38	3,225,134	(d,i)	3,055,815
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-11 Cl 2A1
04-26-36	0.38	5,257,921	(d,i)	4,916,156
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-12 Cl 2A1
10-25-32	4.77	2,649,279	(d)	2,623,284
Residential Asset Mtge Products
Series 2004 RS8 Cl AI4
06-25-32	5.06	2,323,674		2,291,020
Residential Asset Mtge Products
Series 2006 RS4 Cl A2
07-25-36	0.34	544,785		535,398
Residential Asset Securitization Trust
Collateralized Mtge Obligation
Series 2004-A7 Cl A1
10-25-34	5.50	3,804,700		3,804,157
Structured Adjustable Rate Mtge Loan Trust
Collateralized Mtge Obligation
Series 2005-18 Cl 9A1
09-25-35	5.25	1,458,091	(i)	1,407,021
Structured Asset Investment Loan Trust
Series 2005-9 Cl A5
11-25-35	0.46	2,180,493	(i)	2,066,907
Structured Asset Securities
Collateralized Mtge Obligation
Series 2006-NC1 Cl A6
05-25-36	0.28	1,256,467	(i)	1,203,198
Structured Asset Securities
Series 2007-WF2 Cl A2
08-25-37	0.93	1,567,675	(i)	1,544,937
Thornburg Mtge Securities Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-5 Cl AX
10-25-46	28.76	24,979,976	(j)	1,348,664
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
12-25-35	5.50	2,426,017		2,249,346
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-AR5 Cl 1A1
04-25-35	5.10	3,633,472	(i)	3,266,422
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2006-12 Cl A1
10-25-36	6.00	4,267,178		4,194,517

Total				318,348,744

Total Bonds
(Cost: $602,181,427)				$611,486,647

FDIC-Insured Debt (9.6%)(m)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Agencies
Bank of America
FDIC Govt Guaranty
04-30-12	2.10%	$4,175,000		$4,264,099
06-15-12	3.13	3,810,000		3,976,249
Citigroup Funding
FDIC Govt Guaranty
07-12-12	2.13	15,000,000	(e)	15,321,243
11-15-12	1.88	3,055,000		3,084,808
General Electric Capital
FDIC Govt Guaranty
12-09-11	3.00	11,525,000		11,957,706
12-28-12	2.63	7,580,000		7,816,388
Goldman Sachs Group
FDIC Govt Guaranty
07-15-11	1.63	7,750,000		7,842,380
JPMorgan Chase & Co
FDIC Govt Guaranty
02-23-11	1.65	2,940,000	(e)	2,975,876
Morgan Stanley
FDIC Govt Guaranty
02-10-12	0.53	8,300,000		8,351,286

Total FDIC-Insured Debt
(Cost: $64,554,034)				$65,590,035

Government Guaranteed (0.2%)(n)

	Coupon	Principal
Issuer	rate	amount		Value(a)
UK Barclays Bank
Govt Guaranty
03-05-12	2.70%	$780,000	(c,d)	$802,190
UK Royal Bank of Scotland
Govt Guaranty
04-23-12	2.65	400,000	(c)	410,118

Total Government Guaranteed
(Cost: $1,188,154)				$1,212,308

U.S. Government Agencies (4.8%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal Home Loan Bank Disc Nts
03-01-10	0.06%	$8,100,000	$8,099,960
Federal Natl Mtge Assn Disc Nts
04-01-10	0.09	25,000,000	24,997,875

Total U.S. Government Agencies
(Cost: $33,097,911)			$33,097,835

Money Market Fund (1.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	8,221,689	(p)	$8,221,689

Total Money Market Fund
(Cost: $8,221,689)			$8,221,689

Investments of Cash Collateral Received for Securities on Loan (2.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	19,643,132	$19,643,132

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $19,643,132)		$19,643,132

Total Investments in Securities
(Cost: $728,886,347)(q)		$739,251,646

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2009.

(b)	The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

MGIC — Mortgage Guaranty Insurance Corporation

(c)	Foreign security values are stated in U.S. dollars. At Feb. 28, 2010, the value of foreign securities, excluding short-term securities, represented 0.18% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2010, the value of these securities amounted to $42,044,357 or 6.15% of net assets.

(e)	At Feb. 28, 2010, security was partially or fully on loan.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Feb. 28, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $28,211,177.

(h)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2010.

(j)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2010.

(k)	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 28, 2010.

(l)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 28, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal Natl Mtge Assn
03-01-25 5.50%	$10,000,000	03-16-10	$10,654,687	$10,654,690
03-01-40 5.50	11,350,000	03-11-10	11,957,846	11,952,969
03-01-40 6.00	12,000,000	03-11-10	12,738,749	12,729,372

(m)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(n)	This debt is guaranteed by the HM Treasury, United Kingdom.

(o)	At Feb. 28, 2010, investments in securities included securities valued at $674,483 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(p)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2010.

(q)	At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $728,886,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$15,077,000
Unrealized depreciation	(4,711,000)

Net unrealized appreciation	$10,366,000

Investments in Derivatives
Futures Contracts Outstanding at Feb. 28, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 2-year	438	$95,237,624	July 2010	$184,126
U.S. Treasury Note, 5-year	(171)	(20,015,016)	April 2010	(171,649)
U.S. Treasury Note, 10-year	(105)	(12,485,156)	March 2010	(119,923)

Total				$(107,446)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2010:

	Fair value at Feb. 28, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
U.S. Government Obligations & Agencies	$11,209,675	$228,983,567	$—	$240,193,242
Asset-Backed Securities	—	24,568,771	9,760,823	34,329,594
Commercial Mortgage-Backed Securities	—	18,615,067	—	18,615,067
Residential Mortgage-Backed Securities	—	286,945,317	31,403,427	318,348,744

Total Bonds	11,209,675	559,112,722	41,164,250	611,486,647

Short-Term Securities
U.S. Government Agencies	—	33,097,835	—	33,097,835

Total Short-Term Securities	—	33,097,835	—	33,097,835

Other
FDIC-Insured Debt Securities	—	65,590,035	—	65,590,035
Government Guaranteed	—	1,212,308	—	1,212,308
Affiliated Money Market Fund(a)	8,221,689	—	—	8,221,689
Investments of Cash Collateral Received for Securities on Loan(b)	19,643,132	—	—	19,643,132

Total Other	27,864,821	66,802,343	—	94,667,164

Investments in Securities	39,074,496	659,012,900	41,164,250	739,251,646
Other Financial Instruments (c)	(107,446)	—	—	(107,446)

Total	$38,967,050	$659,012,900	$41,164,250	$739,144,200

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.

(b)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of May 31, 2009	$—	$6,308,870	$6,308,870
Accrued discounts/premiums	—	170,633	170,633
Realized gain (loss)	72,911	(367,754)	(294,843)
Change in unrealized appreciation (depreciation)*	8,414	1,045,249	1,053,663
Net purchases (sales)	9,679,498	24,246,429	33,925,927
Transfers in and/or out of Level 3	—	—	—

Balance as of Feb. 28, 2010	$9,760,823	$31,403,427	$41,164,250

*	Change in unrealized appreciation (depreciation) relating to securities held at Feb. 28, 2010 was $597,250, which is comprised of Asset-Backed Securities of $8,414 and Residential Mortgage-Backed Securities of $588,836.

Portfolio of Investments
RiverSource U.S. Government Mortgage Fund
Feb. 28, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (129.7%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Asset-Backed (1.8%)
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB5 Cl A2
06-25-36	0.34%	$342,857	(i)	$337,175
Renaissance Home Equity Loan Trust
Series 2005-2 Cl AF3
08-25-35	4.50	1,728,468	(i)	1,695,612
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M4
06-25-37	6.31	195,000	(g)	8,674
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M5
06-25-37	6.66	130,000	(g)	4,325
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M6
06-25-37	7.01	190,000	(g)	4,350
Target Credit Card Master Trust
Series 2005-1 Cl A
10-27-14	0.29	1,500,000	(i)	1,486,825

Total				3,536,961

Commercial Mortgage-Backed (4.1%)(f)
Bear Stearns Commercial Mtge Securities
Series 2004-PWR6 Cl A4
11-11-41	4.52	3,100,000		3,130,818
Federal Home Loan Mtge Corp
Multifamily Structured Pass-Through Ctfs
Series K001 Cl A2
04-25-16	5.65	1,605,605		1,785,769
Greenwich Capital Commercial Funding
Series 2007-GG9 Cl A4
03-10-39	5.44	1,200,000		1,140,009
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.08	1,000,000	(d,i)	817,229
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl A4
02-12-51	5.79	1,000,000		962,424

Total				7,836,249

Residential Mortgage-Backed (123.8%)(f)
Asset Backed Securities Home Equity
Series 2005-HE2 Cl M1
02-25-35	0.68	875,904	(i)	785,048

	Coupon	Principal
Issuer	rate	amount		Value(a)
Banc of America Funding
Collateralized Mtge Obligation
Series 2009-R7A Cl 4A2
08-26-35	5.39	5,410,975	(d,i)	879,283
Bear Stearns Asset Backed Securities Trust
Series 2006-HE9 Cl 1A1
11-25-36	0.28	388,830	(i)	356,318
Carrington Mtge Loan Trust
Series 2006-RFC1 Cl A2
05-25-36	0.33	1,201,379	(i)	1,165,339
ChaseFlex Trust
Collateralized Mtge Obligation
Series 2005-2 Cl 2A2
06-25-35	6.50	485,852		397,184
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-9 Cl 1A3
04-25-34	4.91	2,489,441	(d,i)	497,888
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2007-8CB Cl A13
05-25-37	25.86	1,409,822	(e)	165,014
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH3 Cl A3
09-25-47	0.73	1,685,193	(i)	198,689
Countrywide Asset-Backed Ctfs
Series 2005-3 Cl AF3
08-25-35	5.06	210,860		208,913
Countrywide Asset-Backed Ctfs
Series 2005-SD1 Cl A1C
05-25-35	0.62	1,016,106	(d,i)	965,823
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	370,908	(d)	344,201
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2006-HYB1 Cl 1A1
03-20-36	5.27	346,987	(i)	201,217
Credit Suisse Mtge Capital Ctfs
Collateralized Mtge Obligation
Series 2009-12R Cl 14A1
11-27-35	5.50	2,189,908	(d)	2,176,618
Credit Suisse Mtge Capital Ctfs
Collateralized Mtge Obligation
Series 2009-2R Cl 1A16
09-26-34	3.10	17,500,000	(d,i)	4,726,036
Credit-Based Asset Servicing and Securitization LLC
Series 2006-RP2 Cl A1
07-25-36	0.38	4,583	(d,i)	4,541
Federal Home Loan Mtge Corp
03-01-40	4.50	3,000,000	(b)	3,038,907
03-01-40	5.00	1,050,000	(b)	1,091,344
03-01-40	5.50	3,700,000	(b)	3,912,173
03-01-40	6.00	4,200,000	(b)	4,496,953
03-01-40	6.50	700,000	(b)	756,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp #555300
10-01-17	8.00	142,821		153,727
Federal Home Loan Mtge Corp #A10892
07-01-33	6.00	505,623		547,821
Federal Home Loan Mtge Corp #A15111
10-01-33	6.00	637,877		690,829
Federal Home Loan Mtge Corp #A21059
04-01-34	6.50	431,648		470,921
Federal Home Loan Mtge Corp #A25174
08-01-34	6.50	273,461		298,341
Federal Home Loan Mtge Corp #C53098
06-01-31	8.00	230,472		265,373
Federal Home Loan Mtge Corp #C53878
12-01-30	5.50	710,230		755,040
Federal Home Loan Mtge Corp #C68876
07-01-32	7.00	127,390		140,283
Federal Home Loan Mtge Corp #C69665
08-01-32	6.50	1,453,617		1,592,230
Federal Home Loan Mtge Corp #C79930
06-01-33	5.50	942,602		1,000,347
Federal Home Loan Mtge Corp #D95232
03-01-22	6.50	211,734		229,573
Federal Home Loan Mtge Corp #D95371
04-01-22	6.50	247,310		268,853
Federal Home Loan Mtge Corp #E81240
06-01-15	7.50	410,119		442,818
Federal Home Loan Mtge Corp #E88036
02-01-17	6.50	645,377		697,968
Federal Home Loan Mtge Corp #E88468
12-01-16	6.50	184,804		202,508
Federal Home Loan Mtge Corp #E89232
04-01-17	7.00	300,565		327,268
Federal Home Loan Mtge Corp #E92454
11-01-17	5.00	918,418		978,902
Federal Home Loan Mtge Corp #E99684
10-01-18	5.00	255,518		272,588
Federal Home Loan Mtge Corp #G01169
01-01-30	5.50	965,585		1,026,893
Federal Home Loan Mtge Corp #G01535
04-01-33	6.00	1,499,902		1,640,370
Federal Home Loan Mtge Corp #G02757
06-01-36	5.00	6,393,518		6,662,674
Federal Home Loan Mtge Corp #G03117
11-01-36	6.50	83,391		90,301
Federal Home Loan Mtge Corp #G03419
07-01-37	6.00	3,587,497		3,843,827
Federal Home Loan Mtge Corp #G03994
03-01-38	6.50	17,653		19,085
Federal Home Loan Mtge Corp #G12101
11-01-18	5.00	513,919		547,443
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2136 Cl S
03-15-29	18.89	3,547,636	(e)	538,906
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2471 Cl SI
03-15-32	20.43	201,259	(e)	29,199

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2639 Cl UI
03-15-22	10.09	744,780	(e)	86,429
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2795 Cl IY
07-15-17	46.56	173,265	(e)	5,363
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2817 Cl SA
06-15-32	20.00	535,982	(e)	43,594
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2824 Cl EI
09-15-20	0.00	1,029,550	(e)	32,233
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3155 Cl PS
05-15-36	8.88	1,375,703	(e)	218,144
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3588 Cl WI
10-15-12	17.35	18,479,808	(e)	1,633,277
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3600 Cl DI
01-15-13	7.92	13,657,367	(e)	375,426
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3630 Cl AI
03-15-17	0.00	3,875,000	(e)	191,328
Federal Natl Mtge Assn
03-01-25	4.50	7,000,000	(b)	7,286,565
03-01-25	5.00	4,000,000	(b)	4,216,248
03-01-25	5.50	5,000,000	(b)	5,327,345
03-01-40	4.50	7,000,000	(b)	7,087,499
03-01-40	5.00	4,500,000	(b)	4,667,346
05-01-40	6.00	500,000	(b)	530,547
05-01-40	6.50	2,100,000	(b)	2,247,000
Federal Natl Mtge Assn #190353
08-01-34	5.00	1,204,817		1,254,973
Federal Natl Mtge Assn #252409
03-01-29	6.50	948,924		1,036,879
Federal Natl Mtge Assn #254793
07-01-33	5.00	1,566,869		1,632,832
Federal Natl Mtge Assn #254916
09-01-23	5.50	1,262,495		1,340,012

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal Natl Mtge Assn #313470
08-01-10	7.50	10,435	10,588
Federal Natl Mtge Assn #323362
11-01-28	6.00	1,748,072	1,883,352
Federal Natl Mtge Assn #323715
05-01-29	6.00	314,669	339,021
Federal Natl Mtge Assn #344909
04-01-25	8.00	490,283	551,971
Federal Natl Mtge Assn #357514
03-01-34	5.50	1,735,835	1,837,564
Federal Natl Mtge Assn #483691
12-01-28	7.00	1,017,113	1,147,188
Federal Natl Mtge Assn #487757
09-01-28	7.50	578,606	649,107
Federal Natl Mtge Assn #514704
01-01-29	6.00	266,435	287,054
Federal Natl Mtge Assn #545008
06-01-31	7.00	1,170,425	1,317,671
Federal Natl Mtge Assn #545339
11-01-31	6.50	171,320	187,801
Federal Natl Mtge Assn #545818
07-01-17	6.00	1,484,244	1,609,170
Federal Natl Mtge Assn #555458
05-01-33	5.50	1,314,756	1,387,895
Federal Natl Mtge Assn #555528
04-01-33	6.00	1,365,188	1,468,278
Federal Natl Mtge Assn #555734
07-01-23	5.00	532,505	557,499
Federal Natl Mtge Assn #581418
06-01-31	7.00	713,751	793,911
Federal Natl Mtge Assn #583088
06-01-29	6.00	2,285,947	2,482,191
Federal Natl Mtge Assn #592270
01-01-32	6.50	453,213	490,293
Federal Natl Mtge Assn #596505
08-01-16	6.50	94,658	102,821
Federal Natl Mtge Assn #601416
11-01-31	6.50	210,574	229,342
Federal Natl Mtge Assn #624979
01-01-32	6.00	471,997	507,308
Federal Natl Mtge Assn #626670
03-01-32	7.00	455,733	514,051
Federal Natl Mtge Assn #627426
03-01-17	6.50	327,785	356,815
Federal Natl Mtge Assn #630992
09-01-31	7.00	1,394,851	1,573,652
Federal Natl Mtge Assn #630993
09-01-31	7.50	1,417,757	1,594,426
Federal Natl Mtge Assn #631388
05-01-32	6.50	1,144,445	1,245,711
Federal Natl Mtge Assn #632856
03-01-17	6.00	329,247	357,122
Federal Natl Mtge Assn #633674
06-01-32	6.50	788,189	864,808
Federal Natl Mtge Assn #635231
04-01-32	7.00	72,093	80,596
Federal Natl Mtge Assn #635908
04-01-32	6.50	803,361	868,766
Federal Natl Mtge Assn #636812
04-01-32	7.00	91,331	102,820

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #640200
10-01-31	9.50	99,674		114,519
Federal Natl Mtge Assn #640207
03-01-17	7.00	32,645		34,330
Federal Natl Mtge Assn #640208
04-01-17	7.50	37,173		38,654
Federal Natl Mtge Assn #644805
05-01-32	7.00	812,229		914,413
Federal Natl Mtge Assn #645053
05-01-32	7.00	443,687		492,597
Federal Natl Mtge Assn #646189
05-01-32	6.50	335,695	(h)	364,453
Federal Natl Mtge Assn #654071
09-01-22	6.50	422,721		457,146
Federal Natl Mtge Assn #654685
11-01-22	6.00	462,765		498,338
Federal Natl Mtge Assn #655635
08-01-32	6.50	538,269		587,711
Federal Natl Mtge Assn #656514
09-01-17	6.50	779,043		850,134
Federal Natl Mtge Assn #660186
11-01-32	6.00	1,810,117		1,972,322
Federal Natl Mtge Assn #665752
09-01-32	6.50	784,083		851,255
Federal Natl Mtge Assn #667302
01-01-33	7.00	481,947		542,545
Federal Natl Mtge Assn #670382
09-01-32	6.00	788,277		847,802
Federal Natl Mtge Assn #676683
12-01-32	6.00	868,364		933,937
Federal Natl Mtge Assn #677089
01-01-33	5.50	383,272	(h)	405,973
Federal Natl Mtge Assn #677294
01-01-33	6.00	1,062,133	(h)	1,142,339
Federal Natl Mtge Assn #681080
02-01-18	5.00	508,227		540,809
Federal Natl Mtge Assn #684585
02-01-33	5.50	1,085,000		1,155,914
Federal Natl Mtge Assn #684853
03-01-33	6.50	208,091		225,176
Federal Natl Mtge Assn #688002
03-01-33	5.50	1,076,371		1,149,233
Federal Natl Mtge Assn #689026
05-01-33	5.50	312,868		332,906
Federal Natl Mtge Assn #689093
07-01-28	5.50	619,899		659,715
Federal Natl Mtge Assn #694628
04-01-33	5.50	1,585,530		1,693,101
Federal Natl Mtge Assn #694795
04-01-33	5.50	1,926,570		2,057,226
Federal Natl Mtge Assn #697145
03-01-23	5.50	789,807		838,275
Federal Natl Mtge Assn #699424
04-01-33	5.50	1,259,344		1,344,732
Federal Natl Mtge Assn #701101
04-01-33	6.00	1,508,791		1,620,838
Federal Natl Mtge Assn #704610
06-01-33	5.50	1,610,569		1,704,956

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal Natl Mtge Assn #705655
05-01-33	5.00	535,057	557,582
Federal Natl Mtge Assn #708503
05-01-33	6.00	255,086	276,889
Federal Natl Mtge Assn #708504
05-01-33	6.00	477,607	513,304
Federal Natl Mtge Assn #710780
05-01-33	6.00	165,809	178,122
Federal Natl Mtge Assn #711206
05-01-33	5.50	801,843	848,835
Federal Natl Mtge Assn #711239
07-01-33	5.50	437,577	463,221
Federal Natl Mtge Assn #711501
05-01-33	5.50	583,782	624,991
Federal Natl Mtge Assn #723771
08-01-28	5.50	682,662	726,510
Federal Natl Mtge Assn #725017
12-01-33	5.50	2,238,364	2,389,204
Federal Natl Mtge Assn #725232
03-01-34	5.00	1,268,502	1,321,903
Federal Natl Mtge Assn #725424
04-01-34	5.50	3,188,315	3,375,165
Federal Natl Mtge Assn #725684
05-01-18	6.00	480,016	521,830
Federal Natl Mtge Assn #726940
08-01-23	5.50	997,735	1,062,750
Federal Natl Mtge Assn #730153
08-01-33	5.50	498,024	527,210
Federal Natl Mtge Assn #733367
08-01-23	5.50	736,075	784,417
Federal Natl Mtge Assn #735212
12-01-34	5.00	6,817,685	7,101,500
Federal Natl Mtge Assn #743524
11-01-33	5.00	1,531,254	1,595,717
Federal Natl Mtge Assn #743579
11-01-33	5.50	1,049,049	1,110,528
Federal Natl Mtge Assn #747339
10-01-23	5.50	908,595	968,093
Federal Natl Mtge Assn #753507
12-01-18	5.00	666,982	710,687
Federal Natl Mtge Assn #759342
01-01-34	6.50	329,220	359,544
Federal Natl Mtge Assn #770403
04-01-34	5.00	1,204,310	1,254,445
Federal Natl Mtge Assn #776962
04-01-29	5.00	1,074,788	1,126,014
Federal Natl Mtge Assn #779676
06-01-34	5.00	1,875,938	1,954,032
Federal Natl Mtge Assn #793622
09-01-34	5.50	5,019,314	5,307,980
Federal Natl Mtge Assn #797232
09-01-34	5.50	3,727,801	3,942,191
Federal Natl Mtge Assn #845109
05-01-36	6.00	4,382,356	4,662,611
Federal Natl Mtge Assn #886020
07-01-36	6.50	776,851	834,206
Federal Natl Mtge Assn #886291
07-01-36	7.00	587,994	641,308
Federal Natl Mtge Assn #888414
11-01-35	5.00	3,042,366	3,164,265

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #928870
11-01-37	8.50	185,828		205,735
Federal Natl Mtge Assn #933966
07-01-23	6.00	2,004,744		2,152,772
Federal Natl Mtge Assn #941285
06-01-37	6.00	3,613,671		3,837,993
Federal Natl Mtge Assn #960606
10-01-36	5.50	3,075,544		3,252,422
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-119 Cl GI
12-25-33	5.44	651,051	(e)	139,624
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	0.00	1,468,227	(e)	243,725
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	5.34	339,247	(e)	38,559
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-84 Cl GI
12-25-22	20.00	120,601	(e)	10,402
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2005-70 Cl YJ
08-25-35	0.00	1,431,811	(e)	64,070
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2007-22 Cl JS
03-25-37	21.83	1,101,929	(e)	138,155
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 397 Cl 2
09-25-39	0.00	11,212	(e)	2,422
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 400 Cl 2
11-25-39	0.00	9,850,900	(e)	2,414,240
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-31 Cl SM
05-25-34	17.30	3,889,537	(e)	583,390
First Franklin Mtge Loan Asset-backed Ctfs
Series 2005-FFH3 Cl 2A3
09-25-35	0.64	143,620	(i)	141,405

	Coupon	Principal
Issuer	rate	amount		Value(a)
First Franklin Mtge Loan Asset-backed Ctfs
Series 2006-FF18 Cl A2A
12-25-37	0.30	38,053	(i)	37,746
Fremont Home Loan Trust
Series 2005-A Cl M1
01-25-35	0.66	321,567	(i)	320,285
Govt Natl Mtge Assn
03-01-40	4.50	12,000,000	(b)	12,204,371
03-01-40	5.00	7,000,000	(b)	7,292,578
Govt Natl Mtge Assn #518371
02-15-30	7.00	115,226		128,711
Govt Natl Mtge Assn #528344
03-15-30	7.00	114,068		127,418
Govt Natl Mtge Assn #556293
12-15-31	6.50	268,832		294,695
Govt Natl Mtge Assn #583182
02-15-32	6.50	460,005		501,672
Govt Natl Mtge Assn #595256
12-15-32	6.00	262,629		284,407
Govt Natl Mtge Assn #619613
09-15-33	5.00	950,353		998,009
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR8 Cl AX1
04-25-35	0.00	4,902,377	(c,e)	—
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-AR25 Cl 3A3
09-25-36	20.00	9,033,265	(e)	96,965
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 1A1
06-26-47	0.37	24,713	(d,i)	24,226
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 2A1
05-26-48	0.32	2,519	(d,i)	2,467
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R6 Cl 4A2
04-26-35	4.87	5,125,699	(d)	1,034,750
Jefferies & Co
Collateralized Mtge Obligation
Series 2010-R1 Cl 2A1
11-26-36	0.41	1,200,000	(d,i)	1,134,375
JP Morgan Reremic
Collateralized Mtge Obligation
Series 2009-3 Cl 1A2
02-26-35	2.87	1,449,242	(d,i)	434,773
JPMorgan Mtge Trust
Collateralized Mtge Obligation
Series 2004-S2 Cl 4A5
11-25-34	6.00	777,589		684,400
Long Beach Mtge Loan Trust
Series 2006-4 Cl 2A2
05-25-36	0.33	106,082	(i)	104,909

	Coupon	Principal
Issuer	rate	amount		Value(a)
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-7 Cl 8A1
08-25-19	5.00	259,594		246,687
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-8 Cl 7A1
09-25-19	5.00	382,448		363,351
MASTR Asset Backed Securities Trust
Series 2005-FRE1 Cl A4
10-25-35	0.48	425,819	(i)	395,060
Morgan Stanley Home Equity Loan Trust
Series 2006-2 Cl A3
02-25-36	0.40	441,950	(i)	397,206
RAAC Series
Series 2006-SP4 Cl A1
11-25-36	0.33	675,433	(i)	642,455
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-9 Cl 10A1
10-26-36	0.33	338,416	(d,i)	331,469
Renaissance Home Equity Loan Trust
Series 2006-4 Cl AF1
01-25-37	5.55	84,119		83,658
Residential Asset Mtge Products
Series 2006-RS4 Cl A2
07-25-36	0.34	255,114		250,718
Structured Asset Investment Loan Trust
Series 2005-9 Cl A5
11-25-35	0.46	1,011,149	(i)	958,477
Structured Asset Mtge Investments
Collateralized Mtge Obligation
Series 2006-AR7 Cl A8
08-25-36	0.30	1,277,892	(i)	1,265,918
Structured Asset Securities
Collateralized Mtge Obligation
Series 2006-NC1 Cl A6
05-25-36	0.28	265,254	(i)	254,008
Structured Asset Securities
Series 2007-BC1 Cl A2
02-25-37	0.28	1,373,589	(i)	1,296,805
Thornburg Mtge Securities Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-5 Cl AX
10-25-46	28.76	7,704,345	(e)	415,956
Washington Mutual Mtge Pass-Through Ctfs
Collateralized Mtge Obligation
Series 2004-AR9 Cl A6
08-25-34	2.95	702,449	(i)	696,337
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2004-F Cl A3
06-25-34	4.72	778,056	(i)	782,638
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-AR5 Cl 1A1
04-25-35	5.10	1,028,214	(i)	924,345

	Coupon	Principal
Issuer	rate	amount	Value(a)
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2007-8 Cl 2A7
07-25-37	6.00	1,621,826	1,549,776

Total			237,776,347

Total Bonds
(Cost: $238,795,795)			$249,149,557

Money Market Fund (5.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	10,235,036	(j)	$10,235,036

Total Money Market Fund
(Cost: $10,235,036)			$10,235,036

Total Investments in Securities
(Cost: $249,030,831)(k)			$259,384,593

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2009.

(b)	At Feb. 28, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $63,946,654.

(c)	Negligible market value.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2010, the value of these securities amounted to $13,373,679 or 6.96% of net assets.

(e)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2010.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This position is in bankruptcy.

(h)	At Feb. 28, 2010, investments in securities included securities valued at $39,778 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2010.

(j)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2010.

(k)	At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $249,031,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,183,000
Unrealized depreciation	(2,829,000)

Net unrealized appreciation	$10,354,000

Investments in Derivatives
Futures Contracts Outstanding at Feb. 28, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 2-year	(173)	$(37,786,985)	April 2010	$(78,650)
U.S. Treasury Note, 5-year	(44)	(5,150,063)	April 2010	(8,660)
U.S. Treasury Note, 10-year	86	10,103,656	June 2010	30,105

Total				$(57,205)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2010:

	Fair value at Feb. 28, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Asset-Backed Securities	$—	$3,536,961	$—	$3,536,961
Commercial Mortgage-Backed Securities	—	7,836,249	—	7,836,249
Residential Mortgage-Backed Securities	—	233,480,291	4,296,056	237,776,347

Total Bonds	—	244,853,501	4,296,056	249,149,557

Other
Affiliated Money Market Fund(a)	10,235,036	—	—	10,235,036

Total Other	10,235,036	—	—	10,235,036

Investments in Securities	10,235,036	244,853,501	4,296,056	259,384,593
Other Financial Instruments (b)	(57,205)	—	—	(57,205)

Total	$10,177,831	$244,853,501	$4,296,056	$259,327,388

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-
Backed
Securities

Balance as of May 31, 2009	$8,941,664
Accrued discounts/premiums	71,388
Realized gain (loss)	(1,732,474)
Change in unrealized appreciation (depreciation)*	3,382,884
Net purchases (sales)	(2,161,863)
Transfers in and/or out of Level 3	(4,205,543)

Balance as of Feb. 28, 2010	$4,296,056

* Change in unrealized appreciation (depreciation) relating to securities held at Feb. 28, 2010 was $877,078.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                               RiverSource Government Income Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date April 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date April 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date April 28, 2010